Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial risk management
Schedule of maturity analysis for non-derivative financial liabilities

		Between 1	Between 2
	Less than	and 2	and 5		Carrying
	1 year	years	years	Total	amount
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At December 31, 2023
Trade payables	152,066	—	—	152,066	152,066
Financial liabilities included in other payables and accruals	186,179	—	—	186,179	186,179
Borrowings	106,211	707,565	—	813,776	754,774
Lease liabilities	7,709	5,081	2,271	15,061	14,090
Convertible bonds	71,535	—	—	71,535	89,950
	523,700	712,646	2,271	1,238,617	1,197,059
At December 31, 2024
Trade payables	104,224	—	—	104,224	104,224
Financial liabilities included in other payables and accruals	137,401	—	—	137,401	137,401
Borrowings	788,994	1,532	52,547	843,073	824,045
Lease liabilities	1,410	1,284	2,221	4,915	4,552
Convertible bonds	264,174	—	—	264,174	241,524
	1,296,203	2,816	54,768	1,353,787	1,311,746

Schedule of analysis of current ratio and liabilities to assets ratio

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Total liabilities	1,508,704	1,404,778
Less: Convertible bonds mandatorily convertible to the Company’s equity	112,615	—
Non-IFRS adjusted total liabilities	1,396,089	1,404,778
Total assets	1,465,099	650,644
Non-IFRS total liabilities to total assets ratio	0.95	2.16

Schedule of fair value of financial instruments

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
At December 31, 2023
Assets:
Financial assets at fair value through profit or loss	—	—	104,952	104,952
Financial assets at fair value through other comprehensive income	104,970	—	—	104,970
Liabilities:
Convertible bonds	—	—	272,684	272,684
At December 31, 2024
Assets:
Financial assets at fair value through profit or loss	—	—	3,205	3,205
Financial assets at fair value through other comprehensive income	66,642	—	129,147	195,789
Liabilities:
Convertible bonds	—	—	241,524	241,524

Schedule of significant unobservable inputs used in fair value measurement of assets

						Relationship of
			Unobservable	Range of inputs at		unobservable inputs to
Description	Fair value at December 31,		inputs	December 31,		fair value
	2023	2024		2023	2024
	RMB’000	RMB’000
Investments in unlisted company	7,895	3,160	Expected volatility	26%	26%	The higher the expected volatility, the lower the fair value
			Discount for lack of marketability (“DLOM”)	3%	3%	The higher the DLOM, the lower the fair value
Convertible bonds	272,684	241,524	Expected volatility	Note 20	Note 20	The higher the expected volatility, the lower the fair value